Employee Benefit Plan, Fair Value and NAV (Details) - EBP940479804061 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Note 4 - Fair Value Measurements
The Plan has categorized its assets that are recorded at fair value, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest level to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest level to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 - Inputs other than Level 1 that are observable, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 - Inputs based on prices or valuation techniques that are both unobservable and significant to the overall fair value measurement. These unobservable inputs reflect the Plan's own assumptions about the assumptions a market participant would use in pricing the asset or liability. There were no Level 3 assets held as of December 31, 2025 and 2024.
If the inputs used to measure a financial asset or liability fall within different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 as compared to December 31, 2024.
Common Stock:
Common stock is valued at the closing price reported on the active exchange or market in which the individual asset is traded and, therefore, is presented as Level 1.
Mutual Funds:
The fair value of the mutual funds, excluding the money market fund below, is based on the net asset value ("NAV"), which is the readily determinable fair value of the fund. The NAV of these mutual funds is quoted daily on an active market, and, therefore, mutual funds are presented as Level 1.
Money Market Fund:
The Plan holds an investment in the Fidelity Government Money Market Fund. Fair value of the money market fund is based on NAV; however, because the securities are not actively quoted, this investment is categorized as a Level 2 in the fair value hierarchy below.
Collective Investment Trusts:
The fair value of collective investment trusts is based on the fair value of underlying securities, which include equity securities of foreign and domestic issuers, fixed income securities, and government securities. Therefore, these investments are classified within Level 2 of the fair value hierarchy below.
The following tables present the Plan's fair value hierarchy for those financial assets measured at fair value on a recurring basis in the Plan's statements of net assets available for benefits as of December 31, 2025 and 2024. The Plan currently does not have any nonfinancial assets, nonfinancial liabilities, financial assets, or financial liabilities measured at fair value on a nonrecurring basis.

EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 664,967	$ 621,504
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,782	17,342
us-gaap_MutualFundMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	162,025	144,063
us-gaap_MutualFundMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	37,349	34,580
us-gaap_MutualFundMember_InternationalEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	42,468	32,358
us-gaap_MutualFundMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,191	12,497
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	302	166
us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	81,888	81,319
us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,028	13,277
us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,203	18,161
us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	256,243	228,236
us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_StableValue
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	35,488	39,505
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	261,815	240,840
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,782	17,342
Fair Value, Inputs, Level 1 | us-gaap_MutualFundMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	162,025	144,063
Fair Value, Inputs, Level 1 | us-gaap_MutualFundMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	37,349	34,580
Fair Value, Inputs, Level 1 | us-gaap_MutualFundMember_InternationalEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	42,468	32,358
Fair Value, Inputs, Level 1 | us-gaap_MutualFundMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	15,191	12,497
Fair Value, Inputs, Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 1 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 1 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 1 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 1 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 1 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_StableValue
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	403,152	380,664
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2 | us-gaap_MutualFundMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2 | us-gaap_MutualFundMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2 | us-gaap_MutualFundMember_InternationalEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2 | us-gaap_MutualFundMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	302	166
Fair Value, Inputs, Level 2 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	81,888	81,319
Fair Value, Inputs, Level 2 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,028	13,277
Fair Value, Inputs, Level 2 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,203	18,161
Fair Value, Inputs, Level 2 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	256,243	228,236
Fair Value, Inputs, Level 2 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_StableValue
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	35,488	39,505
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_MutualFundMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_MutualFundMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_MutualFundMember_InternationalEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_MutualFundMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_LargeCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_MidCapEquity
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_FixedIncome
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	0	0
Fair Value, Inputs, Level 3 | us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_StableValue
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 0	$ 0